Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Net loss	$ (4,847,606)	$ (3,857,856)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	41,676	2,810
Stock-based compensation	697,253	904,125
Amortization of debt discount	612,679	85,250
Impairment loss on investment	1,049,475	1,846,515
Penalties	78,771
Loss on issuance of convertible debt	1,214,985	152,966
Loss on disposal of fixed and intangible assets	258,766
Loss on investment		4,010
Gain on forgiveness of debt	(15,000)
Change in operating assets and liabilities:
Accounts receivable	4,550	(2,326)
Prepaids and other assets	(1,500)	15,330
Related-party payable		(1,320)
Accounts payable	353,644	102,542
Accrued expenses	94,927	(2,796)
Net cash used in operating activities	(457,380)	(750,750)
Cash flows used in investing activities:
Purchase of software license		(121,750)
Purchase of available for sale securities		(32,500)
Net cash used in investing activities		(154,250)
Cash flows from financing activities:
Proceeds from notes payable	456,750	387,000
Net cash provided by financing activities	456,750	387,000
Net decrease in cash	(630)	(518,000)
Cash at beginning of the year	7,720	525,720
Cash at end of the year	7,090	7,720
Supplemental Disclosures:
Interest paid
Income taxes paid
Supplemental disclosure of non-cash activities
Common stock issued for software license		108,250
Common stock issued for investment	221,000	2,900,000
Issuance of convertible notes payable	$ 619,513	$ 272,250